RELATED PARTY TRANSACTIONS	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Insider shares

On July 18, 2025, the Company issued an aggregate of 1,725,000 insider shares to the Sponsor for an aggregate purchase price of $25,000 in cash. The funds were received by October 24, 2025. Such ordinary shares include an aggregate of up to 225,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Sponsor will collectively own 20% of the outstanding shares after the Initial Public Offering (not including the ordinary shares that are included within the Private Units). Following the full exercise of the underwriters’ over-allotment option on October 28, 2025, no insider shares will be subject to forfeiture.

The insider shares, except as described below, are identical to ordinary shares included in the units being sold in the Initial Public Offering, and holders of insider shares have the same shareholder rights as public shareholders, except that:

●	the insider shares are subject to certain transfer restrictions, as described in more detail below;

●	our initial shareholders have entered into an agreement with us, pursuant to which they have agreed to (i) waive their redemption rights with respect to any insider shares, private placement shares included in any private units and public shares they hold in connection with the completion of our initial business combination, (ii) waive their redemption rights with respect to any insider shares, private placement shares included in any private units and public shares in connection with the implementation of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination, or (B) with respect to any other material provisions relating to (x) the rights of holders of our ordinary shares or (y) pre-initial business combination activity; and (iii) waive their rights to liquidating distributions from the trust account with respect to any insider shares or private placement shares included in private units they hold if we fail to consummate an initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension, and provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination);

●	the insider shares are subject to anti-dilution adjustments to ensure that the initial shareholders maintain their proportionate ownership following the consummation of our initial business combination, as described below and in our amended and restated memorandum and articles of association; and

●	the insider shares are entitled to registration rights.

If we submit our initial business combination to our public shareholders for a vote, our Sponsor and our management team have agreed to vote their insider shares, private placement shares included in any private units and any public shares purchased during or after the Initial Public Offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

The initial shareholders have agreed not to transfer, assign or sell any of their insider shares until the earliest of (A) six months after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Administrative Services Arrangement

On July 8, 2025, our Sponsor agreed, commencing from October 23, 2025, through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain office space, utilities and secretarial and administrative support as may be reasonably required by the Company. The Company has agreed to pay our Sponsor, $10,000 per month, for up to 18 months, subject to extension to up to 21 months, as provided in the Company’s registration statement, for such administrative services. For the three and six months ended June 30, 2026, $30,000 and $60,000 was charged to operations respectively and no amounts were outstanding on June 30, 2026.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Up to $3,000,000 of such loans may be convertible into private units, at a price of $10.00 per unit, at the option of the applicable lender. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2026, no amounts under such loans have been drawn.

NOTE 5. RELATED PARTY TRANSACTIONS

Insider shares

On June 30, 2025, the Company issued an aggregate of 1,725,000 insider shares to the Sponsor for an aggregate purchase price of $25,000 in cash. The funds were received by October 24, 2025. Such ordinary shares includes an aggregate of up to 225,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Sponsor will collectively own 20% of the outstanding shares after the Initial Public Offering (not including the ordinary shares that are included within the private units). Following the full exercise of over-allotment options on October 28, 2025, no insider shares will subject to forfeiture.

The insider shares, except as described below, are identical to ordinary shares included in the units being sold in the Initial Public Offering, and holders of insider shares have the same shareholder rights as public shareholders, except that:

●	the insider shares are subject to certain transfer restrictions, as described in more detail below;

●	our initial shareholders have entered into an agreement with us, pursuant to which they have agreed to (i) waive their redemption rights with respect to any insider shares, private placement shares included in any private units and public shares they hold in connection with the completion of our initial business combination, (ii) to waive their redemption rights with respect to any insider shares, private placement shares included in any private units and public in connection with the implementation of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination, or (B) with respect to any other material provisions relating to (x) the rights of holders of our ordinary shares or (y) pre-initial business combination activity; and (iii) waive their rights to liquidating distributions from the trust account with respect to any insider shares or private placement shares included in private units they hold if we fail to consummate an initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension, and provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination);

●	the insider shares are subject to anti-dilution adjustments to ensure that the initial shareholders maintain their proportionate ownership following the consummation of our initial business combination, as described below and in our amended and restated memorandum and articles of association; and

●	the insider shares are entitled to registration rights.

If we submit our initial business combination to our public shareholders for a vote, our sponsor and our management team have agreed to vote their insider shares, private placement shares included in any private units and any public shares purchased during or after the Initial Public Offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

The initial shareholders have agreed not to transfer, assign or sell any of their insider shares until the earliest of (A) six months after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note – Related Party

On June 24, 2025, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $350,000, to be used for payment of costs related to the Proposed Offering. The note is non-interest bearing and payable on the earlier of (i) December 31, 2025 or (ii) the consummation of the Initial Public Offering. On October 24, 2025, the Company has fully repaid the borrowing under the promissory note with our Sponsor.

Administrative Services Arrangement

On July 8, 2025, our Sponsor has agreed, commencing from October 23, 2025, through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain office space, utilities and secretarial and administrative support as may be reasonably required by the Company. The Company has agreed to pay to our Sponsor, $10,000 per month, for up to 18 months, subject to extension to up to 21 months, as provided in the Company’s registration statement, for such administrative services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Up to $3,000,000 of such loans may be convertible into private units, at a price of $10.00 per unit, at the option of the applicable lender. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2025, no amounts under such loans have been drawn.

CADV Ventures S.A [Member]
RELATED PARTY TRANSACTIONS

11. Related parties balances and transactions

The following is a list of the related parties with whom the Company conducted transactions during the years ended December 31, 2025 and 2024, and their relation with the Company:

Name of the related parties	Relation with the Company
Wojciech Kaszycki (“Mr. Kaszycki”)	Member of supervisory board
Emilio Gomez (“Mr. Gomez”)	Chief executive officer and president of the management board of CADV before the Reorganization; founder and Chief Executive Officer of Kogom Ltd.; current Chief Operating Officer of CADV
GPA S.A.	Entity of which Mr. Gomez holds 66% of equity interests
Santochi Co.	Entity to which the spouse of Mr. Gomez is a director
Kogom Ltd. (“Kogom”)	Shareholder of the Company, 100% controlled by Mr. Gomez
Mobilum Tech UAB	100% controlled by Mr. Kaszycki
Mobilum OU	100% controlled by Mr. Kaszycki
TTP Ltd	100% controlled by Mr. Kaszycki
WKM Ltd	100% controlled by Mr. Kaszycki
WKM2 sp.z.o.o. (“WKM2”)	100% controlled by Mr. Kaszycki

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Accounts receivable from a related party
Mobilum Tech UAB	US$	—	US$	10,596

Accounts receivable from a related party represents receivables from this related party for the provision of service during the Company’s operations

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Prepayment to a related party
Santochi Co.	US$	—	US$	45,870

Prepayment to a related party represents prepaid service expense to a related party during the Company’s operations.

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Amount due from related parties
WKM2	US$	6,594	US$	—
Kogom		—		56,144
	US$	6,594	US$	56,144

Amount due from related parties represents advances to these related parties for their operation. These amounts are interest free, unsecured and repayment on demand.

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Amount due from a related party, non-current
WKM Ltd	US$	—	US$	100,061

Amount due from a related party, non-current represents a loan to WKM Ltd of PLN 400,000 (US$97,532) on February 20, 2024, with an annual interest rate of 3.0% and maturity date of 2 years. The loan is fully repaid in December 2025 and the outstanding value is nil as of December 31, 2025.

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Account payable to related parties
TTP Limited		19,130		5,938
Santochi Co.		253		—
	US$	19,383	US$	5,938

Account payable to related parties represents payables to these related parties for their provision of service during the Company’s daily operation.

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Amount due to related parties
Mr. Kaszycki	US$	8	US$	875,326
WKM2		—		70,537
	US$	8	US$	945,863

Balance due to WKM2 represents advances from the related party for daily operation. It is interest free and has no repayment date. Balance due to Mr. Kaszycki represents advances for daily operation. It bears an annual interest rate of 7.22% from December 31, 2023 to December 30, 2024, and an annual interest rate of 4.31% during the period from December 31, 2024 to December 30, 2025. On December 18, 2025, Mr. Kaszycki entered into the Debt transfer agreement to transfer his debt claim on the Company to Kogom. After the transfer, Kogom agreed with the Company to issue 19,440,939 Ordinary Shares of the Company to settle the debt claim and all outstanding interest on the debt. Please refer to Note 6 for details.

Transactions with related parties

	For the year ended December 31, 2025		For the year ended December 31, 2024
	US$		US$
Sales of service to related parties
GPA S.A.		567,300		348,205
Mobilum Tech UAB		147,869		186,216
	US$	715,169	US$	534,421

Purchase of service from related parties
TTP Limited		25,363		11,977
Santochi Co.		78,914		47,268
	US$	104,277	US$	59,245

Purchase of research and development service from a related party
TTP Limited	US$	256,858	US$	649,169

Interest accrued from related parties
WKM Ltd		3,031		2,606
WKM2		99		118
	US$	3,130	US$	2,724

Interest accrued to a related party
Mr. Kaszycki	US$	25,680	US$	43,448

Advances/loans to related parties
WKM Ltd		—		100,505
WKM2		15,098		11,558
	US$	15,098	US$	112,063

Repayment from related parties
Kogom		61,258		57,973
WKM2		8,878		17,644
TTP Limited		—		14,858
WKM		112,208		—
	US$	182,344	US$	90,475

Advances from a related party
WKM2	US$	—	US$	72,687

Repayment to related parties
WKM2		76,963		—
Mr. Kaszycki		156,767		—
	US$	233,730	US$	—

On February 20, 2024, the Company lent a loan to WKM Ltd of PLN 400,000 (US$97,532), please refer to amount due from a related party, non-current for details.

On March 10, 2024, the Company lent a loan of PLN 25,000 (US$6,281) to WKM2 with an annual interest rate of 2.0% and maturity date of 1 year. On September 2, 2024, the Company entered into two loans to lent a total of PLN 10,000 (US$2,513) to WKM2 with an annual interest rate of 2.0% and maturity date of 1 year. On November 28, 2024, the Company lent a loan of PLN 11,000 (US$2,764) to WKM2 with an annual interest rate of 2.0% and maturity date of 1 year. All these loans to WKM2. were fully repaid on December 23, 2024.

On May 19, 2025, the Company lent a loan of PLN 33,000 (US$8,779) to WKM2 with an annual interest rate of 2.0% and maturity date of 1 year. The loan is fully repaid on December 12, 2025.

On December 18, 2025, Kogom entered the Debt transfer agreement with Mr. Kaszycki. Please refer to Note 6 for details.

Kukugan Invest [Member]
RELATED PARTY TRANSACTIONS

11. Related parties balances and transactions

The following is a list of the related parties with whom the Company conducted transactions during the Successor period from January 6 through June 30, 2026 and the Predecessor period from January 1 through 5, 2026 and for the six months ended June 30, 2025, and their relation with the Company:

Name of the related parties	Relation with the Company
Mr. Lin#	Chief executive officer and president of the management board
Wojciech Kaszycki (“Mr. Kaszycki”)*	Member of supervisory board
Hubert Kowalski	Chief technology officer
Emilio Gomez (“Mr. Gomez”)	Chief operating officer
GPA S.A.	Entity of which Mr. Gomez holds 66% of equity interests
Santochi Co.	Entity to which the spouse of Mr. Gomez is a director
Kogom Ltd. (“Kogom”)	Former Shareholder of the Company, 100% controlled by Mr. Gomez
Mobilum Tech UAB*	100% controlled by Mr. Kaszycki
Mobilum OU*	100% controlled by Mr. Kaszycki
TTP Ltd*	100% controlled by Mr. Kaszycki
WKM Ltd*	100% controlled by Mr. Kaszycki
WKM2 sp.z.o.o. (“WKM2”)*	100% controlled by Mr. Kaszycki
Handsfull#	100% controlled by Mr. Lin

*	Mr. Kaszychi ceased to be the member of supervisory board since February 1, 2026. All these entities and person are not related parties to the Group since February 1, 2026.

#	Mr. Lin became the controlling shareholder of the Group since January 6, 2026 and since then Handsfull became the related party to the Group.

	Successor As of June 30, 2026		Predecessor As of December 31, 2025
	US$		US$
Amount due from a related party
WKM2	US$	—	US$	6,594

Amount due from a related party represents advances to a related party for its operation. These amounts are interest free, unsecured and repayment on demand.

	As of June 30, 2026		As of December 31, 2025
	US$		US$
Accounts payable to related parties
Hubert Kowalski	US$	8,155	US$	—
TTP Limited		—		19,130
Santochi Co.		—		253
		8,155		19,383

Account payable to related parties represents payables to these related parties for their provision of service during the Company’s daily operation.

	As of June 30, 2026		As of December 31, 2025
	US$		US$
Amount due to a related party
Mr. Kaszychi	US$	—	US$	8
Amount due to related parties, non-current
Handsfull	US$	299,142	US$	—
Mr. Lin		49,401		—
		348,543		—

Mr. Lin and Handsfull became related party of the Group after the Reorganization on January 6, 2026. Current balance due to Handsfull represents advances from the related party for daily operation. Please refer to note 5 for the non-current balance due to Handsfull.

Transactions with related parties

	Successor For the period from January 6 through June 30, 2026		Predecessor For the six months ended June 30, 2025
	US$		US$
Sales of service to related parties
GPA S.A.		90,369		389,401
WKM Ltd.		20,876		—
Mobilum Tech UAB		—		78,320
	US$	111,245	US$	467,721
Purchase of service from related parties
TTP Limited		20,277		12,297
Santochi Co.		—		24,266
Hubert Kowalski		41,223		—
KOGOM Ltd.		1,326		—
	US$	62,826	US$	36,563
Purchase of research and development service from a related party
TTP Limited	US$	—	US$	128,364
Interest accrued from related parties
WKM2		—		17
WKM Ltd		—		1,542
	US$	—	US$	1,559
Interest accrued to related parties
Handsfull		3,398		—
Mr. Lin		367		—
Mr. Kaszycki		—		13,662
	US$	3,765	US$	13,662